Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Offsetting of derivatives
Offsetting of derivatives
end of	2017		2016
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.5	1.8	8.2	7.5
OTC	83.3	79.0	129.1	121.7
Exchange-traded	0.1	0.2	0.1	0.1
Interest rate products	85.9	81.0	137.4	129.3
OTC-cleared	0.2	0.2	0.0	0.0
OTC	29.1	34.6	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	29.3	34.8	59.3	69.3
OTC	11.7	11.7	11.2	11.5
Exchange-traded	9.2	9.8	11.5	13.0
Equity/index-related products	20.9	21.5	22.7	24.5
OTC-cleared	3.6	3.8	2.1	2.3
OTC	3.9	4.7	5.8	6.2
Credit derivatives	7.5	8.5	7.9	8.5
OTC	1.4	0.9	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products [1]	1.4	0.9	2.2	1.2
OTC-cleared	6.3	5.8	10.3	9.8
OTC	129.4	130.9	207.6	209.7
Exchange-traded	9.3	10.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	145.0	146.7	229.5	232.8
Offsetting (CHF billion)
OTC-cleared	(5.7)	(5.4)	(8.5)	(7.8)
OTC	(114.5)	(122.1)	(188.6)	(199.1)
Exchange-traded	(8.6)	(9.6)	(11.1)	(11.9)
Offsetting	(128.8)	(137.1)	(208.2)	(218.8)
of which counterparty netting	(113.8)	(113.8)	(184.7)	(184.7)
of which cash collateral netting	(15.0)	(23.3)	(23.5)	(34.1)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.6	0.4	1.8	2.0
OTC	14.9	8.8	19.0	10.6
Exchange-traded	0.7	0.4	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.2	9.6	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [2]	3.4	5.2	5.6	6.4
Total net derivatives presented in the consolidated balance sheets	19.6	14.8	26.9	20.4
of which recorded in trading assets and trading liabilities	19.6	14.7	26.8	20.4
of which recorded in other assets and other liabilities	0.0	0.1	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2017				2016
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	89.4	(28.8)	60.6		99.9	(26.9)	73.0
Securities borrowing transactions	18.7	(5.0)	13.7		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	108.1	(33.8)	74.3		123.9	(31.4)	92.5
Total not subject to enforceable master netting agreements [1]	41.0	–	41.0		42.2	–	42.2
Total	149.1	(33.8)	115.3	[2]	166.1	(31.4)	134.7	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 77,498 million and CHF 87,331 million of the total net amount as of the end of 2017 and 2016, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2017				2016
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	49.4	(31.5)	17.9		51.3	(29.0)	22.3
Securities lending transactions	7.1	(2.3)	4.8		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	37.0	0.0	37.0		31.9	0.0	31.9
Total subject to enforceable master netting agreements	93.5	(33.8)	59.7		91.5	(31.4)	60.1
Total not subject to enforceable master netting agreements [1]	4.9	–	4.9		5.5	–	5.5
Total	98.4	(33.8)	64.6		97.0	(31.4)	65.6
of which securities sold under repurchase agreements and securities lending transactions	60.3	(33.8)	26.5	[2]	64.4	(31.4)	33.0	[2]
of which obligation to return securities received as collateral, at fair value	38.1	0.0	38.1		32.6	0.0	32.6
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 15,262 million and CHF 19,634 million of the total net amount as of the end of 2017 and 2016, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2017						2016
	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.2	5.2		0.0		11.0	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	60.6	60.6		0.0		0.0	73.0	73.0		0.0		0.0
Securities borrowing transactions	13.7	13.2		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	90.5	79.0		0.0		11.5	113.8	97.9		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	9.6	2.1		0.0		7.5	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	17.9	17.9		0.0		0.0	22.3	22.3		0.0		0.0
Securities lending transactions	4.8	4.4		0.0		0.4	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	37.0	32.7		0.0		4.3	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	69.3	57.1		0.0		12.2	74.1	61.7		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	2017		2016
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.5	1.8	8.2	7.5
OTC	83.3	79.0	129.1	121.7
Exchange-traded	0.1	0.2	0.1	0.1
Interest rate products	85.9	81.0	137.4	129.3
OTC-cleared	0.2	0.2	0.0	0.0
OTC	29.1	34.6	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	29.3	34.8	59.3	69.3
OTC	11.7	12.0	11.2	11.7
Exchange-traded	9.2	9.8	11.5	13.0
Equity/index-related products	20.9	21.8	22.7	24.7
OTC-cleared	3.6	3.8	2.1	2.3
OTC	3.9	4.7	5.8	6.2
Credit derivatives	7.5	8.5	7.9	8.5
OTC	1.4	0.9	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products [1]	1.4	0.9	2.2	1.2
OTC-cleared	6.3	5.8	10.3	9.8
OTC	129.4	131.2	207.6	209.9
Exchange-traded	9.3	10.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	145.0	147.0	229.5	233.0
Offsetting (CHF billion)
OTC-cleared	(5.7)	(5.4)	(8.5)	(7.8)
OTC	(114.5)	(122.4)	(188.6)	(199.3)
Exchange-traded	(8.6)	(9.6)	(11.1)	(11.9)
Offsetting	(128.8)	(137.4)	(208.2)	(219.0)
of which counterparty netting	(113.8)	(113.8)	(184.7)	(184.7)
of which cash collateral netting	(15.0)	(23.6)	(23.5)	(34.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.6	0.4	1.8	2.0
OTC	14.9	8.8	19.0	10.6
Exchange-traded	0.7	0.4	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.2	9.6	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [2]	3.7	5.2	5.8	6.4
Total net derivatives presented in the consolidated balance sheets	19.9	14.8	27.1	20.4
of which recorded in trading assets and trading liabilities	19.9	14.7	27.0	20.4
of which recorded in other assets and other liabilities	0.0	0.1	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2017				2016
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	89.4	(28.8)	60.6		100.2	(26.9)	73.3
Securities borrowing transactions	18.7	(5.0)	13.7		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	108.1	(33.8)	74.3		124.2	(31.4)	92.8
Total not subject to enforceable master netting agreements [1]	41.0	–	41.0		42.3	–	42.3
Total	149.1	(33.8)	115.3	[2]	166.5	(31.4)	135.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 77,498 million and CHF 87,331 million of the total net amount as of 2017 and 2016, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2017				2016
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	49.4	(31.5)	17.9		51.6	(29.0)	22.6
Securities lending transactions	7.1	(2.3)	4.8		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	37.0	0.0	37.0		31.9	0.0	31.9
Total subject to enforceable master netting agreements	93.5	(33.8)	59.7		91.8	(31.4)	60.4
Total not subject to enforceable master netting agreements [1]	4.9	–	4.9		5.4	–	5.4
Total	98.4	(33.8)	64.6		97.2	(31.4)	65.8
of which securities sold under repurchase agreements and securities lending transactions	60.3	(33.8)	26.5	[2]	64.7	(31.4)	33.3	[2]
of which obligation to return securities received as collateral, at fair value	38.1	0.0	38.1		32.5	0.0	32.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 15,262 million and CHF 19,634 million of the total net amount as of 2017 and 2016, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2017						2016
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.2	5.2		0.0		11.0	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	60.6	60.6		0.0		0.0	73.3	73.3		0.0		0.0
Securities borrowing transactions	13.7	13.2		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	90.5	79.0		0.0		11.5	114.1	98.2		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	9.6	2.1		0.0		7.5	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	17.9	17.9		0.0		0.0	22.6	22.6		0.0		0.0
Securities lending transactions	4.8	4.4		0.0		0.4	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	37.0	32.7		0.0		4.3	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	69.3	57.1		0.0		12.2	74.4	62.0		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.